                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2003

Total Return for the 12-Month Period Ended August 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper S&P 500 Funds Index[2]
11.36%	10.42%	10.42%	11.59%	12.06%	11.70%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Throughout the fiscal year ended August 31, 2003, the economic data regarding the economy's underlying strength gave off mixed signals. Investor confidence continued to waver during the early part of the period, aggravated by concerns about corporate governance and a perceived lack of balance sheet integrity. Although the weakness in equities was fairly broadly based, technology companies were hit especially hard as corporations trimmed their capital spending on equipment. In addition, downward earnings revisions continued to afflict the telecommunications sector. Investor sentiment was further dampened by geopolitical tensions leading up to the war in Iraq.

While these negative forces were the ones that held investors' attention during most of the first three months of 2003, under the surface the financial conditions were improving. Accommodative fiscal and monetary policy signaled to many that the economy might potentially recover in the near future. Recognizing strong values among equities, investors began to return to the market by the end of March. The surprisingly quick resolution to the Iraq conflict prompted a strong market rally that saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. By August 31, the Index had posted six consecutive positive months, a feat it had not accomplished since November 1997.

Performance Analysis

The Fund's performance was dominated by a sharp second-quarter-2003 rally triggered by the onset and rapid conclusion of major military activity in Iraq. While the rally was fairly broadly based, with all market sectors posting positive returns, a few areas were notable standouts. Technology and financials, among those that had suffered the worst during the bear market, could count themselves among the best performers during the rebound, to some degree because of what we considered low valuations. Consumer discretionary issues, information technology and the materials sectors, which had all been shunned by the market earlier, posted strong returns in anticipation of improving economic conditions. Conversely, more-defensive sectors such as consumer staples and health care proved to be notable laggards.

TOP 10 HOLDINGS
General Electric	3.1%
Microsoft	3.0
Wal-Mart	2.8
Exxon Mobil	2.7
Pfizer	2.5
Citigroup	2.4
Intel	2.0
American International Group	1.7
Johnson & Johnson	1.6
IBM	1.5

LARGEST INDUSTRIES
Pharmaceuticals, Major	8.1%
Industrial Conglomerates	5.1
Major Banks	4.9
Packaged Software	4.5
Financial Conglomerates	4.3

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in stocks in approximately the same proportion as they are represented in the S&P 500 Index and is therefore diversified among 500 stocks in many of America's leading industries.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended August 31, 2003

	Class A Shares* (since 09/26/97)		Class B Shares** (since 09/26/97)		Class C Shares† (since 09/26/97)		Class D Shares†† (since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	11.36%	[3]	10.42%	[3]	10.42%	[3]	11.59%	[3]
	5.51	[4]	5.42	[4]	9.42	[4]
5 Years	1.79	[3]	0.98	[3]	0.99	[3]	2.01	[3]
	0.70	[4]	0.60	[4]	0.99	[4]
Since Inception	1.86	[3]	1.06	[3]	1.06	[3]	2.08	[3]
	0.94	[4]	0.90	[4]	1.06	[4]

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on August 31, 2003.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Advertising/Marketing Services (0.2%)
71,772	Interpublic Group of Companies, Inc.	$1,087,346
34,726	Omnicom Group, Inc.	2,712,101
		3,799,447
	Aerospace & Defense (1.1%)
154,873	Boeing Co.	5,790,701
36,355	General Dynamics Corp.	3,130,529
21,652	Goodrich Corp.	563,602
82,909	Lockheed Martin Corp.	4,247,428
33,692	Northrop Grumman Corp.	3,216,912
75,626	Raytheon Co.	2,424,570
32,796	Rockwell Collins, Inc.	887,132
		20,260,874
	Agricultural Commodities/ Milling (0.1%)
118,747	Archer-Daniels-Midland Co.	1,647,021

	Air Freight/Couriers (1.0%)
54,955	FedEx Corp.	3,687,480
207,279	United Parcel Service, Inc. (Class B)	13,008,830
		16,696,310
	Airlines (0.1%)
22,724	Delta Air Lines, Inc.	292,458
143,474	Southwest Airlines Co.	2,451,971
		2,744,429
	Alternative Power Generation (0.0%)
70,518	Calpine Corp.*	397,722

	Aluminum (0.2%)
155,696	Alcoa, Inc.	4,446,678

	Apparel/Footwear (0.4%)
31,400	Cintas Corp.	1,253,802
23,563	Jones Apparel Group, Inc.	727,861
19,775	Liz Claiborne, Inc.	681,644
48,627	Nike, Inc. (Class B)	2,770,766
10,915	Reebok International Ltd.	$365,107
19,897	VF Corp.	797,870
		6,597,050
	Apparel/Footwear Retail (0.4%)
164,050	Gap, Inc. (The)	3,427,004
96,157	Limited Brands, Inc.	1,630,823
25,021	Nordstrom, Inc.	652,297
94,036	TJX Companies, Inc. (The)	2,036,820
		7,746,944
	Auto Parts: O.E.M. (0.3%)
27,376	Dana Corp.	422,138
103,205	Delphi Corp.	935,037
13,741	Eaton Corp.	1,286,707
16,424	Johnson Controls, Inc.	1,625,976
24,077	Visteon Corp.	162,520
		4,432,378
	Automotive Aftermarket (0.0%)
13,505	Cooper Tire & Rubber Co.	243,090
32,188	Goodyear Tire & Rubber Co. (The)	229,179
		472,269
	Beverages: Alcoholic (0.5%)
153,689	Anheuser-Busch Companies, Inc.	7,921,131
11,100	Brown-Forman Corp. (Class B)	877,344
6,694	Coors (Adolph) Co. (Class B)	369,174
		9,167,649
	Beverages: Non-Alcoholic (1.3%)
453,738	Coca-Cola Co. (The)	19,746,678
83,281	Coca-Cola Enterprises Inc.	1,539,866
50,504	Pepsi Bottling Group, Inc. (The)	1,218,156
		22,504,700
	Biotechnology (1.2%)
232,005	Amgen Inc.*	15,289,129
27,370	Biogen, Inc.*	1,080,020
34,340	Chiron Corp.*	1,745,159
39,749	Genzyme Corp.*	1,874,165
46,433	MedImmune, Inc.*	1,619,119
		21,607,592

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.4%)
113,125	Clear Channel Communications, Inc.	$5,104,200
42,223	Univision Communications Inc. (Class A)*	1,582,940
		6,687,140
	Building Products (0.2%)
13,229	American Standard Companies, Inc.*	1,060,834
87,789	Masco Corp.	2,176,289
		3,237,123
	Cable/Satellite TV (0.7%)
414,248	Comcast Corp. (Class A)*	12,323,878
	Casino/Gaming (0.1%)
20,204	Harrah's Entertainment, Inc.	836,850
62,928	International Game Technology	1,626,060
		2,462,910
	Chemicals: Agricultural (0.1%)
48,154	Monsanto Co.	1,238,039
	Chemicals: Major Diversified (1.0%)
168,645	Dow Chemical Co. (The)	5,823,312
183,462	Du Pont (E.I.) de Nemours & Co.	8,208,090
14,254	Eastman Chemical Co.	510,436
23,197	Engelhard Corp.	651,140
20,247	Hercules Inc.*	226,766
40,898	Rohm & Haas Co.	1,485,824
		16,905,568
	Chemicals: Specialty (0.3%)
41,862	Air Products & Chemicals, Inc.	1,980,910
9,216	Great Lakes Chemical Corp.	195,287
29,926	Praxair, Inc.	1,909,877
13,055	Sigma-Aldrich Corp.	714,761
		4,800,835
	Commercial Printing/Forms (0.1%)
10,183	Deluxe Corp.	$434,814
20,870	Donnelley (R.R.) & Sons Co.	524,672
		959,486
	Computer Communications (1.5%)
70,241	Avaya Inc.*	734,018
1,292,866	Cisco Systems, Inc.*	24,758,384
		25,492,402
	Computer Peripherals (0.5%)
402,849	EMC Corp.*	5,136,325
23,485	Lexmark International, Inc.*	1,574,434
62,506	Network Appliance, Inc.*	1,400,759
		8,111,518
	Computer Processing Hardware (1.8%)
67,346	Apple Computer, Inc.*	1,524,040
473,083	Dell Inc.*	15,436,698
59,499	Gateway, Inc.*	343,309
562,271	Hewlett-Packard Co.	11,200,438
17,573	NCR Corp.*	509,793
594,907	Sun Microsystems, Inc.*	2,296,341
		31,310,619
	Construction Materials (0.0%)
18,705	Vulcan Materials Co.	774,574
	Consumer Sundries (0.0%)
12,088	American Greetings Corp. (Class A)*	223,628
	Containers/Packaging (0.2%)
10,502	Ball Corp.	554,506
9,781	Bemis Company, Inc.	442,786
29,374	Pactiv Corp.*	589,830
15,547	Sealed Air Corp.*	756,517
9,955	Temple-Inland, Inc.	495,560
		2,839,199
	Contract Drilling (0.2%)
26,828	Nabors Industries, Ltd. (Bermuda)*	1,077,144
24,611	Noble Corp. (Cayman Islands)*	890,426

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
17,249	Rowan Companies, Inc.*	$431,915
58,903	Transocean Inc.*	1,244,031
		3,643,516
	Data Processing Services (1.1%)
110,158	Automatic Data Processing, Inc.	4,396,406
34,487	Computer Sciences Corp.*	1,468,112
89,632	Concord EFS, Inc.*	1,241,403
27,254	Convergys Corp.*	490,572
137,775	First Data Corp.	5,290,560
35,587	Fiserv, Inc.*	1,382,555
69,339	Paychex, Inc.	2,496,204
52,386	SunGard Data Systems Inc.*	1,477,285
		18,243,097
	Department Stores (0.6%)
15,547	Dillard's, Inc. (Class A)	235,226
34,506	Federated Department Stores, Inc.	1,507,912
62,413	Kohl's Corp.*	3,947,622
53,136	May Department Stores Co.	1,465,491
49,550	Penney (J.C.) Co., Inc.	1,051,451
56,576	Sears, Roebuck & Co.	2,490,476
		10,698,178
	Discount Stores (3.5%)
21,503	Big Lots, Inc.*	393,505
84,022	Costco Wholesale Corp.*	2,696,266
61,443	Dollar General Corp.	1,408,888
31,688	Family Dollar Stores, Inc.	1,271,323
167,763	Target Corp.	6,811,178
806,605	Wal-Mart Stores, Inc.	47,726,818
		60,307,978
	Drugstore Chains (0.5%)
72,576	CVS Corp.	2,365,978
188,790	Walgreen Co.	6,148,890
		8,514,868
	Electric Utilities (2.3%)
112,851	AES Corp. (The)*	731,274
23,077	Allegheny Energy, Inc.	213,924
29,697	Ameren Corp.	1,262,122
72,758	American Electric Power Co., Inc.	2,059,779
56,270	CenterPoint Energy, Inc.	$477,732
32,436	Cinergy Corp.	1,109,960
26,456	CMS Energy Corp.	176,462
41,128	Consolidated Edison, Inc.	1,625,790
30,455	Constellation Energy Group, Inc.	1,108,257
57,251	Dominion Resources, Inc.	3,468,266
30,941	DTE Energy Co.	1,080,150
165,993	Duke Energy Corp.	2,835,160
60,015	Edison International*	1,131,883
41,591	Entergy Corp.	2,181,448
59,725	Exelon Corp.	3,517,802
54,825	FirstEnergy Corp.	1,604,179
33,762	FPL Group, Inc.	2,088,517
75,374	PG&E Corp.*	1,671,042
16,809	Pinnacle West Capital Corp.	576,549
31,049	PPL Corp.	1,231,714
44,356	Progress Energy, Inc.	1,795,974
41,609	Public Service Enterprise Group, Inc.	1,761,725
132,945	Southern Co. (The)	3,772,979
32,513	TECO Energy, Inc.	384,629
59,361	TXU Corp.	1,305,942
73,444	Xcel Energy, Inc.	1,075,955
		40,249,214
	Electrical Products (0.4%)
36,213	American Power Conversion Corp.	648,937
17,178	Cooper Industries Ltd. (Class A)	874,188
77,540	Emerson Electric Co.	4,323,630
35,205	Molex Inc.	1,035,731
15,245	Power-One, Inc.*	180,043
10,770	Thomas & Betts Corp.*	183,952
		7,246,481
	Electronic Components (0.2%)
36,588	Jabil Circuit, Inc.*	1,029,952
17,284	QLogic Corp.*	847,262
93,948	Sanmina-SCI Corp.*	843,653
152,850	Solectron Corp.*	906,400
		3,627,267

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Electronic Equipment/ Instruments (0.5%)
86,815	Agilent Technologies, Inc.*	$2,111,341
263,442	JDS Uniphase Corp.*	906,240
34,133	Rockwell Automation, Inc.	929,100
27,444	Scientific-Atlanta, Inc.	933,096
42,470	Symbol Technologies, Inc.	575,044
15,625	Tektronix, Inc.*	369,375
29,795	Thermo Electron Corp.*	679,028
22,888	Waters Corp.*	698,084
136,599	Xerox Corp.*	1,472,537
		8,673,845
	Electronic Production Equipment (0.6%)
305,294	Applied Materials, Inc.*	6,594,350
35,056	KLA-Tencor Corp.*	2,080,924
27,614	Novellus Systems, Inc.*	1,103,455
34,066	Teradyne, Inc.*	607,397
		10,386,126
	Electronics/Appliance Stores (0.3%)
59,358	Best Buy Co., Inc.*	3,087,210
38,166	Circuit City Stores – Circuit City Group	398,071
31,021	RadioShack Corp.	943,038
		4,428,319
	Electronics/Appliances (0.2%)
52,771	Eastman Kodak Co.	1,471,783
14,429	Maytag Corp.	391,026
12,636	Whirlpool Corp.	879,213
		2,742,022
	Engineering & Construction (0.0%)
15,016	Fluor Corp.	553,189

	Environmental Services (0.2%)
38,508	Allied Waste Industries, Inc.*	425,898
108,932	Waste Management, Inc.	2,898,681
		3,324,579
	Finance/Rental/Leasing (1.8%)
41,711	Capital One Financial Corp.	$2,227,367
24,060	Countrywide Financial Corp.	1,632,471
180,485	Fannie Mae	11,693,623
126,616	Freddie Mac	6,729,640
235,350	MBNA Corp.	5,493,069
53,390	Providian Financial Corp.*	547,247
11,559	Ryder System, Inc.	347,117
83,298	SLM Corp.	3,346,914
		32,017,448
	Financial Conglomerates (4.3%)
238,902	American Express Co.	10,762,535
948,279	Citigroup Inc.	41,107,895
374,158	J.P. Morgan Chase & Co.	12,803,687
53,232	John Hancock Financial Services, Inc.	1,625,173
60,290	Principal Financial Group, Inc.	1,896,723
101,255	Prudential Financial, Inc.	3,686,695
61,228	State Street Corp.	2,690,971
		74,573,679
	Financial Publishing/ Services (0.2%)
25,972	Equifax, Inc.	595,798
35,127	McGraw-Hill Companies, Inc. (The)	2,142,747
27,317	Moody's Corp.	1,416,660
		4,155,205
	Food Distributors (0.3%)
24,643	Supervalu, Inc.	593,896
119,663	SYSCO Corp.	3,764,598
		4,358,494
	Food Retail (0.4%)
67,565	Albertson's, Inc.	1,420,216
138,981	Kroger Co.*	2,669,825
81,307	Safeway Inc.*	1,984,704
25,940	Winn-Dixie Stores, Inc.	260,697
		6,335,442
	Food: Major Diversified (1.5%)
75,619	Campbell Soup Co.	1,829,980
68,074	General Mills, Inc.	3,155,911
64,729	Heinz (H.J.) Co.	2,094,630

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
74,885	Kellogg Co.	$2,510,894
316,479	PepsiCo, Inc.	14,095,975
143,160	Sara Lee Corp.	2,717,177
		26,404,567
	Food: Meat/Fish/Dairy (0.1%)
98,921	ConAgra Foods Inc.	2,176,262
	Food: Specialty/Candy (0.3%)
24,162	Hershey Foods Corp.	1,688,924
25,638	McCormick & Co., Inc. (Non-Voting)	684,535
41,456	Wrigley (Wm.) Jr. Co. (Class A)	2,199,241
		4,572,700
	Forest Products (0.2%)
19,202	Louisiana-Pacific Corp.*	252,506
40,346	Weyerhaeuser Co.	2,400,587
		2,653,093
	Gas Distributors (0.3%)
68,644	Dynegy, Inc. (Class A)*	212,110
28,979	KeySpan Corp.	978,041
22,486	Kinder Morgan, Inc.	1,197,379
8,109	Nicor Inc.	275,625
48,365	NiSource Inc.	935,379
6,641	Peoples Energy Corp.	266,636
38,212	Sempra Energy	1,136,807
		5,001,977
	Home Building (0.1%)
11,467	Centex Corp.	864,841
8,760	KB HOME	501,247
11,238	Pulte Homes, Inc.	748,001
		2,114,089
	Home Furnishings (0.1%)
35,529	Leggett & Platt, Inc.	822,852
50,508	Newell Rubbermaid, Inc.	1,199,565
10,710	Tupperware Corp.	174,894
		2,197,311
	Home Improvement Chains (1.3%)
423,224	Home Depot, Inc. (The)	13,610,884
143,640	Lowe's Companies, Inc.	7,880,090
27,045	Sherwin-Williams Co.	813,514
		22,304,488
	Hospital/Nursing Management (0.4%)
94,226	HCA Inc.	$3,579,646
43,965	Health Management Associates, Inc. (Class A)	979,540
16,580	Manor Care, Inc.	457,608
85,953	Tenet Healthcare Corp.*	1,379,546
		6,396,340
	Hotels/Resorts/ Cruiselines (0.5%)
115,788	Carnival Corp. (Panama)	4,005,107
69,406	Hilton Hotels Corp.	1,060,524
42,711	Marriott International, Inc. (Class A)	1,743,890
36,957	Starwood Hotels & Resorts Worldwide, Inc.	1,250,255
		8,059,776
	Household/Personal Care (2.5%)
10,805	Alberto-Culver Co. (Class B)	616,749
43,255	Avon Products, Inc.	2,772,645
39,923	Clorox Co. (The)	1,710,701
99,107	Colgate-Palmolive Co.	5,478,635
188,101	Gillette Co. (The)	6,105,758
17,322	International Flavors & Fragrances, Inc.	545,643
93,708	Kimberly-Clark Corp.	4,789,416
238,487	Procter & Gamble Co. (The)	20,817,530
		42,837,077
	Industrial Conglomerates (5.1%)
71,992	3M Co.	10,256,700
1,840,980	General Electric Co.**	54,437,779
158,027	Honeywell International, Inc.	4,581,203
31,201	Ingersoll-Rand Co., Ltd. (Class A) (Bermuda)	1,857,084
16,924	ITT Industries, Inc.	1,101,414
24,885	Textron, Inc.	1,119,825
367,830	Tyco International Ltd. (Bermuda)	7,569,941
86,187	United Technologies Corp.	6,916,507
		87,840,453

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Industrial Machinery (0.3%)
56,653	Illinois Tool Works Inc.	$4,095,445
21,759	Parker-Hannifin Corp.	1,077,506
		5,172,951
	Industrial Specialties (0.2%)
48,407	Ecolab Inc.	1,248,417
31,263	PPG Industries, Inc.	1,716,651
		2,965,068
	Information Technology Services (1.8%)
30,452	Citrix Systems, Inc.*	627,007
88,118	Electronic Data Systems Corp.	1,923,616
318,301	International Business Machines Corp.	26,103,865
67,905	PeopleSoft, Inc.*	1,229,080
60,377	Unisys Corp.*	783,693
		30,667,261
	Insurance Brokers/ Services (0.4%)
57,504	AON Corp.	1,276,589
98,609	Marsh & McLennan Companies, Inc.	4,930,450
		6,207,039
	Integrated Oil (3.9%)
16,565	Amerada Hess Corp.	781,040
196,789	ChevronTexaco Corp.	14,340,014
125,025	ConocoPhillips	6,981,396
1,230,356	Exxon Mobil Corp.	46,384,421
		68,486,871
	Internet Software/ Services (0.3%)
90,175	Siebel Systems, Inc.*	908,964
111,115	Yahoo! Inc.*	3,711,241
		4,620,205
	Investment Banks/ Brokers (1.9%)
18,248	Bear Stearns Companies, Inc. (The)	1,276,995
86,499	Goldman Sachs Group, Inc. (The)	7,654,297
44,680	Lehman Brothers Holdings, Inc.	2,936,816
171,367	Merrill Lynch & Co., Inc.	$9,216,117
200,281	Morgan Stanley (See Note 4)	9,771,710
248,748	Schwab (Charles) Corp. (The)	2,701,403
		33,557,338
	Investment Managers (0.4%)
20,084	Federated Investors, Inc. (Class B)	589,666
46,689	Franklin Resources, Inc.	2,016,498
44,077	Janus Capital Group Inc.	761,210
79,478	Mellon Financial Corp.	2,491,635
22,470	Price (T.) Rowe Group, Inc.	954,975
		6,813,984
	Life/Health Insurance (0.6%)
94,564	AFLAC, Inc.	3,026,994
26,176	Jefferson-Pilot Corp.	1,158,812
32,695	Lincoln National Corp.	1,158,057
140,025	MetLife, Inc.	3,979,510
21,383	Torchmark Corp.	863,018
52,998	UnumProvident Corp.	747,272
		10,933,663
	Major Banks (4.9%)
275,942	Bank of America Corp.	21,868,403
142,028	Bank of New York Co., Inc. (The)	4,178,464
210,425	Bank One Corp.	8,305,475
86,812	BB&T Corp.	3,170,374
32,266	Comerica, Inc.	1,592,004
193,693	FleetBoston Financial Corp.	5,731,376
42,114	Huntington Bancshares, Inc.	842,280
77,881	KeyCorp	2,120,700
112,673	National City Corp.	3,569,481
52,097	PNC Financial Services Group	2,479,817
62,670	SouthTrust Corp.	1,816,803
51,594	SunTrust Banks, Inc.	3,153,941
247,784	Wachovia Corp.	10,444,096
308,558	Wells Fargo & Co.	15,471,098
		84,744,312

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Major Telecommunications (2.8%)
57,337	ALLTEL Corp.	$2,626,035
144,830	AT&T Corp.	3,229,709
340,192	BellSouth Corp.	8,572,838
611,993	SBC Communications, Inc.	13,763,723
165,609	Sprint Corp. (FON Group)	2,446,045
506,601	Verizon Communications Inc.	17,893,147
		48,531,497
	Managed Health Care (0.7%)
27,973	Aetna Inc.	1,594,461
25,468	Anthem, Inc.*	1,864,258
25,825	CIGNA Corp.	1,231,336
29,791	Humana, Inc.*	524,024
109,157	UnitedHealth Group Inc.	5,395,631
26,800	WellPoint Health Networks, Inc.*	2,090,400
		12,700,110
	Media Conglomerates (2.1%)
828,378	AOL Time Warner Inc.*	13,552,264
376,363	Disney (Walt) Co. (The)	7,715,442
323,448	Viacom, Inc. (Class B) (Non-Voting)	14,555,160
		35,822,866
	Medical Distributors (0.4%)
20,333	AmerisourceBergen Corp.	1,183,584
82,237	Cardinal Health, Inc.	4,681,752
53,331	McKesson Corp.	1,746,057
		7,611,393
	Medical Specialties (2.0%)
38,492	Applera Corp. – Applied Biosystems Group	837,586
9,587	Bard (C.R.), Inc.	642,329
9,803	Bausch & Lomb, Inc.	413,294
110,062	Baxter International, Inc.	3,092,742
46,919	Becton, Dickinson & Co.	1,714,420
47,524	Biomet, Inc.	1,412,889
75,554	Boston Scientific Corp.*	4,540,795
56,974	Guidant Corp.	2,860,095
224,639	Medtronic, Inc.	11,137,602
8,930	Millipore Corp.*	405,422
22,658	Pall Corp.	566,450
23,198	PerkinElmer, Inc.	383,695
33,144	St. Jude Medical, Inc.*	1,725,808
36,570	Stryker Corp.	$2,772,006
36,188	Zimmer Holdings, Inc.*	1,872,367
		34,377,500
	Miscellaneous Commercial Services (0.0%)
26,392	Sabre Holdings Corp.	596,987
	Miscellaneous Manufacturing (0.2%)
10,932	Crane Co.	279,750
28,151	Danaher Corp.	2,174,665
37,305	Dover Corp.	1,418,336
		3,872,751
	Motor Vehicles (0.6%)
337,151	Ford Motor Co.	3,897,466
103,269	General Motors Corp.	4,244,356
55,692	Harley-Davidson, Inc.	2,774,575
		10,916,397
	Multi-Line Insurance (1.9%)
480,472	American International Group, Inc.	28,621,717
51,545	Hartford Financial Services Group, Inc. (The)	2,743,225
34,160	Loews Corp.	1,406,026
25,491	Safeco Corp.	919,205
		33,690,173
	Office Equipment/ Supplies (0.2%)
20,349	Avery Dennison Corp.	1,114,108
43,144	Pitney Bowes, Inc.	1,682,616
		2,796,724
	Oil & Gas Pipelines (0.1%)
110,357	El Paso Corp.	810,020
95,365	Williams Companies, Inc. (The)	870,682
		1,680,702
	Oil & Gas Production (0.8%)
45,952	Anadarko Petroleum Corp.	1,998,912
29,767	Apache Corp.	2,053,328
36,967	Burlington Resources Inc.	1,789,942
42,511	Devon Energy Corp.	2,199,944
21,106	EOG Resources, Inc.	894,894
18,577	Kerr-McGee Corp.	816,459

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
69,861	Occidental Petroleum Corp.	$2,398,328
47,528	Unocal Corp.	1,455,307
		13,607,114
	Oil Refining/Marketing (0.1%)
12,570	Ashland, Inc.	415,564
57,079	Marathon Oil Corp.	1,591,933
14,119	Sunoco, Inc.	573,655
		2,581,152
	Oilfield Services/ Equipment (0.6%)
62,011	Baker Hughes Inc.	2,074,888
29,115	BJ Services Co.*	1,088,028
80,524	Halliburton Co.	1,947,070
107,256	Schlumberger Ltd.	5,310,245
		10,420,231
	Other Consumer Services (0.8%)
32,276	Apollo Group, Inc. (Class A)*	2,067,923
32,993	Block (H.&R.), Inc.	1,454,991
187,613	Cendant Corp.*	3,373,282
116,968	eBay Inc.*	6,495,233
		13,391,429
	Other Consumer Specialties (0.1%)
26,768	Fortune Brands, Inc.	1,509,715
	Other Metals/Minerals (0.0%)
16,391	Phelps Dodge Corp.*	786,604
	Packaged Software (4.5%)
42,708	Adobe Systems Inc.	1,658,352
20,594	Autodesk, Inc.	368,633
42,973	BMC Software, Inc.*	630,844
106,483	Computer Associates International, Inc.	2,729,159
69,639	Compuware Corp.*	414,352
37,803	Intuit Inc.*	1,713,232
15,725	Mercury Interactive Corp.*	690,170
1,977,639	Microsoft Corp.	52,446,986
67,851	Novell, Inc.*	341,291
965,770	Oracle Corp.*	12,342,541
48,712	Parametric Technology Corp.*	162,211
27,209	Symantec Corp.*	$1,562,613
76,405	VERITAS Software Corp.*	2,634,444
		77,694,828
	Personnel Services (0.1%)
20,595	Monster Worldwide Inc.*	562,655
31,340	Robert Half International, Inc.*	697,002
		1,259,657
	Pharmaceuticals: Generic Drugs (0.0%)
19,720	Watson Pharmaceuticals, Inc.*	810,492
	Pharmaceuticals: Major (8.1%)
287,533	Abbott Laboratories	11,587,580
357,044	Bristol-Myers Squibb Co.	9,058,206
546,862	Johnson & Johnson	27,113,418
206,954	Lilly (Eli) & Co.	13,768,650
413,041	Merck & Co., Inc.	20,784,223
1,454,268	Pfizer Inc.	43,511,699
270,573	Schering-Plough Corp.	4,110,004
244,614	Wyeth	10,481,710
		140,415,490
	Pharmaceuticals: Other (0.3%)
23,989	Allergan, Inc.	1,906,166
66,866	Forest Laboratories, Inc.*	3,142,702
44,347	King Pharmaceuticals, Inc.*	623,075
		5,671,943
	Precious Metals (0.2%)
26,781	Freeport-McMoRan Copper & Gold, Inc. (Class B)	803,430
74,086	Newmont Mining Corp.	2,908,616
		3,712,046
	Property – Casualty Insurers (1.1%)
48,758	ACE Ltd. (Bermuda)	1,570,008
129,666	Allstate Corp. (The)	4,635,560
31,612	Chubb Corp. (The)	2,147,719
29,651	Cincinnati Financial Corp.	1,196,418
40,094	Progressive Corp. (The)	2,836,250
41,921	St. Paul Companies, Inc . (The)	1,457,174

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
185,388	Travelers Property Casualty Corp. (Class B)	$2,871,660
25,161	XL Capital Ltd. (Class A) (Cayman Islands)	1,905,946
		18,620,735
	Publishing: Books/ Magazines (0.0%)
9,161	Meredith Corp.	434,415
	Publishing: Newspapers (0.5%)
14,989	Dow Jones & Co., Inc.	636,583
49,478	Gannett Co., Inc.	3,880,065
15,049	Knight-Ridder, Inc.	1,021,225
27,808	New York Times Co. (The) (Class A)	1,234,397
56,917	Tribune Co.	2,632,411
		9,404,681
	Pulp & Paper (0.3%)
10,701	Boise Cascade Corp.	291,602
46,103	Georgia-Pacific Corp.	1,068,207
88,221	International Paper Co.	3,577,362
36,911	MeadWestvaco Corp.	935,694
		5,872,865
	Railroads (0.4%)
68,643	Burlington Northern Santa Fe Corp.	1,946,029
39,367	CSX Corp.	1,270,767
71,802	Norfolk Southern Corp.	1,367,110
46,801	Union Pacific Corp.	2,852,053
		7,435,959
	Real Estate Investment Trusts (0.4%)
17,284	Apartment Investment & Management Co. (Class A)	666,298
74,178	Equity Office Properties Trust	2,063,632
50,202	Equity Residential	1,459,874
33,701	Plum Creek Timber Co., Inc.	881,281
9,820	ProLogis	276,826
34,814	Simon Property Group, Inc.	1,486,906
		6,834,817
	Recreational Products (0.3%)
16,629	Brunswick Corp.	$448,650
26,821	Electronic Arts Inc.*	2,407,185
31,906	Hasbro, Inc.	590,261
80,993	Mattel, Inc.	1,564,785
		5,010,881
	Regional Banks (1.6%)
64,673	AmSouth Bancorporation	1,393,056
41,494	Charter One Financial, Inc.	1,286,314
105,778	Fifth Third Bancorp	6,198,591
23,265	First Tennessee National Corp.	962,008
41,754	Marshall & Ilsley Corp.	1,294,374
28,857	North Fork Bancorporation, Inc.	974,501
40,601	Northern Trust Corp.	1,714,986
40,912	Regions Financial Corp.	1,442,557
55,926	Synovus Financial Corp.	1,367,391
353,618	U.S. Bancorp	8,451,470
36,569	Union Planters Corp.	1,166,551
16,604	Zions Bancorporation	924,843
		27,176,642
	Restaurants (0.6%)
31,004	Darden Restaurants, Inc.	675,887
234,363	McDonald's Corp.	5,254,418
71,937	Starbucks Corp.*	2,045,888
20,900	Wendy's International, Inc.	659,395
53,876	Yum! Brands, Inc.*	1,597,423
		10,233,011
	Savings Banks (0.5%)
28,116	Golden West Financial Corp.	2,425,567
171,397	Washington Mutual, Inc.	6,681,055
		9,106,622
	Semiconductors (3.5%)
63,698	Advanced Micro Devices, Inc.*	719,150
70,530	Altera Corp.*	1,582,693
67,292	Analog Devices, Inc.*	2,758,972
56,013	Applied Micro Circuits Corp.*	325,436
51,594	Broadcom Corp. (Class A)*	1,417,803

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
1,203,575	Intel Corp.	$34,446,317
57,653	Linear Technology Corp.	2,376,457
69,119	LSI Logic Corp.*	797,633
59,805	Maxim Integrated Products, Inc.	2,685,843
112,113	Micron Technology, Inc.*	1,609,943
33,609	National Semiconductor Corp.*	979,366
29,300	NVIDIA Corp.*	532,088
31,123	PMC – Sierra, Inc.*	443,814
318,537	Texas Instruments Inc.	7,597,107
62,151	Xilinx, Inc.*	1,916,737
		60,189,359
	Services to the Health Industry (0.2%)
44,869	IMS Health Inc.	873,599
49,813	Medco Health Solutions Inc.*	1,330,000
19,403	Quest Diagnostics Inc.*	1,164,180
21,788	Quintiles Transnational Corp.*	310,261
		3,678,040
	Specialty Insurance (0.2%)
19,574	Ambac Financial Group, Inc.	1,270,744
26,501	MBIA Inc.	1,496,246
18,180	MGIC Investment Corp.	1,024,807
		3,791,797
	Specialty Stores (0.6%)
51,823	AutoNation, Inc.*	973,754
16,483	AutoZone, Inc.*	1,513,139
54,391	Bed Bath & Beyond Inc.*	2,340,445
56,879	Office Depot, Inc.*	1,037,473
89,693	Staples, Inc.*	2,209,139
26,743	Tiffany & Co.	1,040,838
39,245	Toys 'R' Us, Inc.*	534,517
		9,649,305
	Specialty Telecommunications (0.2%)
26,363	CenturyTel, Inc.	916,378
52,212	Citizens Communications Co.*	595,217
312,288	Qwest Communications International, Inc.*	1,389,682
		2,901,277
	Steel (0.1%)
14,806	Allegheny Technologies Inc.	$110,305
14,402	Nucor Corp.	740,407
18,999	United States Steel Corp.	349,772
15,828	Worthington Industries, Inc.	239,003
		1,439,487
	Telecommunication Equipment (0.9%)
147,717	ADC Telecommunications, Inc.*	375,201
28,113	Andrew Corp.*	348,039
86,775	CIENA Corp.*	564,038
34,665	Comverse Technology, Inc.*	571,626
233,171	Corning Inc.*	1,923,661
762,051	Lucent Technologies Inc.*	1,455,517
426,559	Motorola, Inc.	4,576,978
145,410	QUALCOMM Inc.	6,002,525
75,941	Tellabs, Inc.*	495,895
		16,313,480
	Tobacco (1.0%)
372,980	Altria Group, Inc.	15,374,236
15,531	R. J. Reynolds Tobacco Holdings, Inc.	530,384
30,802	UST, Inc.	1,028,787
		16,933,407
	Tools/Hardware (0.1%)
14,293	Black & Decker Corp. (The)	611,455
10,724	Snap-On, Inc.	316,358
15,730	Stanley Works (The)	476,147
		1,403,960
	Trucks/Construction/Farm Machinery (0.6%)
63,449	Caterpillar Inc.	4,557,542
7,620	Cummins Inc.	379,781
44,095	Deere & Co.	2,491,808
12,569	Navistar International Corp.*	562,211
21,413	PACCAR, Inc.	1,824,388
		9,815,730

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2003 continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors (0.1%)
32,068	Genuine Parts Co.	$1,026,817
16,879	Grainger (W.W.), Inc.	841,081
		1,867,898
	Wireless Telecommunications (0.5%)
499,533	AT&T Wireless Services Inc.*	4,305,974
189,373	Nextel Communications, Inc. (Class A)*	3,651,111
188,515	Sprint Corp. (PCS Group)*	978,393
		8,935,478
	Total Common Stocks (Cost $1,791,535,164)	1,712,201,401

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.2%) Repurchase Agreement
$20,503	Joint repurchase agreement 1.05% due 09/02/03 (dated 08/29/03; proceeds $20,505,392) (a) (Cost $20,503,000)	20,503,000

Total Investments (Cost $1,812,038,164) (b) (c)	99.9%	1,732,704,401
Other Assets in Excess of Liabilities	0.1	1,969,845
Net Assets	100.0%	$1,734,674,246

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $14,679,215 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes is $1,823,027,031. The aggregate gross unrealized appreciation is $257,622,195 and the aggregate gross unrealized depreciation is $347,944,825, resulting in net unrealized depreciation of $90,322,630.

Futures Contracts Open at August 31, 2003:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
117	Long	S&P 500 Index E-Mini September 2003	$5,895,045	$170,443
67	Long	S&P 500 Index September 2003	16,878,975	147,939
	Total Unrealized Appreciation			$318,382

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2003

Assets:
Investments in securities, at value (cost $1,812,038,164)	$1,732,704,401
Receivable for:
Dividends	2,725,797
Shares of beneficial interest sold	2,480,525
Variation margin	148,205
Investments sold	111,957
Prepaid expenses and other assets	103,605
Total Assets	1,738,274,490
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,574,959
Distribution fee	1,152,623
Investment management fee	458,802
Investments purchased	281,954
Accrued expenses and other payables	131,906
Total Liabilities	3,600,244
Net Assets	$1,734,674,246
Composition of Net Assets:
Paid-in-capital	$2,096,271,707
Net unrealized depreciation	(79,015,381)
Accumulated undistributed net investment income	7,285,866
Accumulated net realized loss	(289,867,946)
Net Assets	$1,734,674,246
Class A Shares:
Net Assets	$233,232,620
Shares Outstanding (unlimited authorized, $.01 par value)	21,267,436
Net Asset Value Per Share	$10.97
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.58
Class B Shares:
Net Assets	$1,160,156,501
Shares Outstanding (unlimited authorized, $.01 par value)	109,434,974
Net Asset Value Per Share	$10.60
Class C Shares:
Net Assets	$160,962,881
Shares Outstanding (unlimited authorized, $.01 par value)	15,179,399
Net Asset Value Per Share	$10.60
Class D Shares:
Net Assets	$180,322,244
Shares Outstanding (unlimited authorized, $.01 par value)	16,304,248
Net Asset Value Per Share	$11.06

Statement of Operations

For the year ended August 31, 2003

Net Investment Income:
Income
Dividends	$28,230,724
Interest	188,744
Total Income	28,419,468
Expenses
Distribution fee (Class A shares)	377,698
Distribution fee (Class B shares)	10,873,492
Distribution fee (Class C shares)	1,414,844
Investment management fee	6,258,098
Transfer agent fees and expenses	2,803,850
Shareholder reports and notices	158,706
Registration fees	95,758
Custodian fees	83,178
Professional fees	51,118
Trustees' fees and expenses	17,543
Organizational expenses	977
Other	187,340
Total Expenses	22,322,602
Less: amounts waived/reimbursed	(1,807,585)
Net Expenses	20,515,017
Net Investment Income	7,904,451
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(39,774,992)
Futures contracts	352,664
Net Realized Loss	(39,422,328)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	191,483,790
Futures contracts	(1,070,370)
Net Appreciation	190,413,420
Net Gain	150,991,092
Net Increase	$158,895,543

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,904,451	$1,822,437
Net realized loss	(39,422,328)	(171,075,896)
Net change in unrealized appreciation (depreciation)	190,413,420	(221,286,623)
Net Increase (Decrease)	158,895,543	(390,540,082)
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,059,177)	—
Class D shares	(1,290,827)	—
Total Dividends	(2,350,004)	—
Net increase (decrease) from transactions in shares of beneficial interest	(33,864,106)	12,625,323
Net Increase (Decrease)	122,681,433	(377,914,759)
Net Assets:
Beginning of period	1,611,992,813	1,989,907,572
End of Period
(Including accumulated undistributed net investment income of $7,285,866 and $1,836,163, respectively)	$1,734,674,246	$1,611,992,813

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Organizational Expenses — The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and were fully amortized as of September 25, 2002.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

2.    Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $49,726,578 at August 31,2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

shares of $2,378, $2,846,110 and $33,705, respectively and received $274,408 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $29,298,549 and $62,525,375, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $280,464, as well as a realized loss of $133,650.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,300.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002
Ordinary income	$2,350,004	—

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$7,263,345
Undistributed long-term gains	—
Net accumulated earnings	7,263,345
Capital loss carryforward*	(253,390,627)
Post-October losses	(25,147,549)
Net unrealized depreciation	(90,322,630)
Total accumulated losses	$(361,597,461)

*  As of August 31, 2003, the Fund had a net capital loss carryforward of $253,390,627 of which $687,345 will expire on August 31, 2006, $1,110,663 will expire on August 31, 2007, $14,522,885 will expire on August 31, 2008, $14,524,329 will expire on August 31, 2009, $66,339,275 will expire on August 31, 2010 and $156,206,130 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley S&P 500 Select Fund ("S&P 500 Select"), the Fund obtained a net capital loss carryforward of $16,493,580 from S&P 500 Select. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $385, accumulated undistributed net investment income was charged $104,744 and accumulated net realized loss was credited $105,129.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2003		FOR THE YEAR ENDED AUGUST 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	10,488,519	$103,054,438	15,990,003	$181,044,670
Shares issued in connection with the acquisition of Morgan Stanley S&P 500 Select Fund	—	—	317,381	3,159,291
Reinvestment of dividends	105,392	1,020,200	—	—
Redeemed	(5,565,675)	(54,696,361)	(13,142,149)	(147,330,753)
Net increase – Class A	5,028,236	49,378,277	3,165,235	36,873,208
CLASS B SHARES
Sold	21,183,000	202,881,480	30,060,188	341,082,040
Shares issued in connection with the acquisition of Morgan Stanley S&P 500 Select Fund	—	—	5,067,694	48,876,882
Redeemed	(33,495,369)	(314,102,708)	(43,333,038)	(471,959,709)
Net decrease - Class B	(12,312,369)	(111,221,228)	(8,205,156)	(82,000,787)
CLASS C SHARES
Sold	3,918,125	37,713,844	4,948,691	55,926,214
Shares issued in connection with the acquisition of Morgan Stanley S&P 500 Select Fund	—	—	527,578	5,089,841
Redeemed	(4,009,024)	(38,062,695)	(4,412,442)	(48,240,359)
Net increase (decrease) - Class C	(90,899)	(348,851)	1,063,827	12,775,696
CLASS D SHARES
Sold	6,932,537	68,900,746	8,140,294	94,304,700
Shares issued in connection with the acquisition of Morgan Stanley S&P 500 Select Fund	—	—	1,411,661	14,166,238
Reinvestment of dividends	106,565	1,039,006	—	—
Redeemed	(4,289,985)	(41,612,056)	(5,655,472)	(63,493,732)
Net increase - Class D	2,749,117	28,327,696	3,896,483	44,977,206
Net increase (decrease) in Fund	(4,625,915)	$(33,864,106)	(79,611)	$12,625,323

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2003 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2003, the Fund had outstanding futures contracts.

8.   Acquisition of Morgan Stanley S&P 500 Select Fund

On July 15, 2002, the Fund acquired all the net assets of the Morgan Stanley S&P 500 Select Fund ("S&P 500 Select") based on the respective valuations as of the close of business on July 12, 2002 pursuant to a plan of reorganization approved by the shareholders of S&P 500 Select on June 19, 2002. The acquisition was accomplished by a tax-free exchange of 317,381 Class A shares of the Fund at a net asset value of $9.95 per share for 372,839 Class A shares of S&P 500 Select; 5,067,694 Class B shares of the Fund at a net asset value of $9.65 per share for 5,927,666 Class B shares of S&P 500 Select; 527,578 Class C shares of the Fund at a net asset value of $9.65 per share for 616,360 Class C shares of S&P 500 Select; and 1,411,661 Class D shares of the Fund at a net asset value of $10.04 per share for 1,657,669 Class D shares of S&P 500 Select. The net assets of the Fund and S&P 500 Select immediately before the acquisition were $1,590,353,693 and $71,292,253, respectively, including unrealized depreciation of $5,471,646 for S&P 500 Select. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,661,645,946.

9. Litigation

On August 6, 2003, a complaint was filed in the United States District Court for the Southern District of New York by a shareholder of the Fund on behalf of the Fund against Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (collectively, the "Defendants") alleging breach of fiduciary duty in respect of the Defendants' compensation. Plaintiff alleges the Fund trustees are not independent as required and seeks a declaration that the investment management and distribution agreements between the Fund and the Defendants are void. Plaintiff also alleges that the investment management and distribution fees were excessive and seeks damages equivalent to the investment management and distribution fees paid to the Defendants. The Defendants believe that the lawsuit has no merit and have moved to dismiss the action. The ultimate course of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such a matter.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2003	2002	2001	2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.91	$12.17	$16.20	$14.05	$10.18
Income (loss) from investment operations:
Net investment income‡	0.11	0.08	0.08	0.08	0.10
Net realized and unrealized gain (loss)	1.01	(2.34)	(4.11)	2.10	3.85
Total income (loss) from investment operations.	1.12	(2.26)	(4.03)	2.18	3.95
Less dividends and distributions from:
Net investment income	(0.06)	—	—	—	(0.07)
Net realized gain	—	—	—	(0.03)	(0.01)
Total dividends and distributions	(0.06)	—	—	(0.03)	(0.08)
Net asset value, end of period	$10.97	$9.91	$12.17	$16.20	$14.05
Total Return†	11.36%	(18.57)%	(24.83)%	15.49%	38.82%
Ratios to Average Net Assets(1)(2):
Expenses.	0.70%	0.73%	0.69%	0.75%	0.73%
Net investment income	1.11%	0.73%	0.59%	0.49%	0.72%
Supplemental Data:
Net assets, end of period, in thousands	$233,233	$160,949	$159,099	$183,085	$99,140
Portfolio turnover rate	2%	12%	4%	5%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2003	0.82%	0.99%
August 31, 2002	0.80%	0.66%
August 31, 2001	0.72%	0.56%
August 31, 2000	0.76%	0.48%
August 31, 1999	0.81%	0.64%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2003	2002	2001	2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.60	$11.88	$15.94	$13.93	$10.13
Income (loss) from investment operations:
Net investment income (loss)‡	0.03	(0.01)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.97	(2.27)	(4.03)	2.08	3.83
Total income (loss) from investment operations	1.00	(2.28)	(4.06)	2.04	3.82
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gain	—	—	—	(0.03)	(0.01)
Total dividends and distributions	—	—	—	(0.03)	(0.02)
Net asset value, end of period	$10.60	$9.60	$11.88	$15.94	$13.93
Total Return†	10.42%	(19.19)%	(25.47)%	14.69%	37.68%
Ratios to Average Net Assets(1)(2):
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.31%	(0.04)%	(0.22)%	(0.26)%	(0.05)%
Supplemental Data:
Net assets, end of period, in millions	$1,160	$1,169	$1,544	$2,036	$1,588
Portfolio turnover rate	2%	12%	4%	5%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
August 31, 2003	1.62%	0.19%
August 31, 2002	1.57%	(0.11)%
August 31, 2001	1.53%	(0.25)%
August 31, 2000	1.51%	(0.27)%
August 31, 1999	1.58%	(0.13)%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2003	2002	2001	2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.60	$11.88	$15.94	$13.93	$10.13
Income (loss) from investment operations:
Net investment income (loss)‡	0.03	0.00	(0.03)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.97	(2.28)	(4.03)	2.08	3.83
Total income (loss) from investment operations	1.00	(2.28)	(4.06)	2.04	3.82
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gain	—	—	—	(0.03)	(0.01)
Total dividends and distributions	—	—	—	(0.03)	(0.02)
Net asset value, end of period	$10.60	$9.60	$11.88	$15.94	$13.93
Total Return†	10.42%	(19.19)%	(25.47)%	14.69%	37.70%
Ratios to Average Net Assets(1)(2):
Expenses	1.49%	1.49%	1.50%	1.50%	1.50%
Net investment income (loss)	0.32%	(0.03)%	(0.22)%	(0.26)%	(0.05)%
Supplemental Data:
Net assets, end of period, in thousands	$160,963	$146,615	$168,751	$211,446	$143,092
Portfolio turnover rate	2%	12%	4%	5%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
August 31, 2003	1.61%	0.20%
August 31, 2002	1.56%	(0.10)%
August 31, 2001	1.53%	(0.25)%
August 31, 2000	1.51%	(0.27)%
August 31, 1999	1.58%	(0.13)%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2003	2002	2001	2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$12.26	$16.28	$14.09	$10.20
Income (loss) from investment operations:
Net investment income‡	0.13	0.11	0.11	0.11	0.13
Net realized and unrealized gain (loss)	1.02	(2.37)	(4.13)	2.11	3.85
Total income (loss) from investment operations	1.15	(2.26)	(4.02)	2.22	3.98
Less dividends and distributions from:
Net investment income	(0.09)	—	—	—	(0.08)
Net realized gain	—	—	—	(0.03)	(0.01)
Total dividends and distributions	(0.09)	—	—	(0.03)	(0.09)
Net asset value, end of period	$11.06	$10.00	$12.26	$16.28	$14.09
Total Return†	11.59%	(18.43)%	(24.69)%	15.81%	39.13%
Ratios to Average Net Assets(1)(2):
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.31%	0.96%	0.78%	0.74%	0.95%
Supplemental Data:
Net assets, end of period, in thousands	$180,322	$135,611	$118,378	$92,304	$16,538
Portfolio turnover rate	2%	12%	4%	5%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2003	0.62%	1.19%
August 31, 2002	0.57%	0.89%
August 31, 2001	0.53%	0.75%
August 31, 2000	0.51%	0.73%
August 31, 1999	0.58%	0.87%

(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 15, 2003

2003 Federal Tax Notice (unaudited)

For the fiscal year ended August 31, 2003, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

36007RPT-12357J03-OP-10/03	MORGAN STANLEY FUNDS
Morgan Stanley S&P 500 Index Fund Annual Report August 31, 2003

Item 2.  Code of Ethics

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby

                                       5

              the Covered Officer would benefit personally (directly or
              indirectly) to the detriment of the Fund;

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

                                       6

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/
              Trustees and auditors, or to governmental regulators and
              self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

----------
(1)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;
              notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

                                       8

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-----------------------------

Date:
     ------------------------

                                       10

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       13

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2003

                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       15

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  October 20, 2003

                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       16

                                                                   EXHIBIT 10 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       17

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       18

                                                                   EXHIBIT 10 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
     Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 8, 2003

                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       20

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                 /s/ Ronald E. Robison
                                       ---------------------------
                                       Ronald E. Robison
                                       Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2003                 /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                 /s/ Ronald E. Robison
                                       ---------------------------
                                       Ronald E. Robison
                                       Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 8, 2003                 /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       24